Financial Instruments - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	$ 2,642.8	$ 2,597.4	$ 2,528.3
Other comprehensive income (loss) before reclassifications	23.8	(6.8)
Amounts reclassified from accumulated other comprehensive income (loss)	3.3	4.2
Income tax benefit		0.6
Other comprehensive income (loss)	27.1	(2.0)	(29.9)
Balance at the end of the period	2,537.7	2,642.8	2,597.4
Accrued post-retirement benefit liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(40.5)	(38.5)
Other comprehensive income (loss) before reclassifications	(5.3)	(6.0)
Amounts reclassified from accumulated other comprehensive income (loss)	5.3	3.4
Income tax benefit		0.6
Other comprehensive income (loss)	0.0	(2.0)
Balance at the end of the period	(40.5)	(40.5)	(38.5)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(82.5)	(80.4)
Other comprehensive income (loss) before reclassifications	39.4	(2.1)
Other comprehensive income (loss)	39.4	(2.1)
Balance at the end of the period	(43.1)	(82.5)	(80.4)
Derivative contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(1.1)	(3.2)
Other comprehensive income (loss) before reclassifications	(10.3)	1.3
Amounts reclassified from accumulated other comprehensive income (loss)	(2.0)	0.8
Income tax benefit		0.0
Other comprehensive income (loss)	(12.3)	2.1
Balance at the end of the period	(13.4)	(1.1)	(3.2)
Accumulated Other Comprehensive Income (loss).
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period	(124.1)	(122.1)	(85.7)
Other comprehensive income (loss)	27.1	(2.0)	(29.9)
Balance at the end of the period	$ (97.0)	$ (124.1)	$ (122.1)